Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Unusual Whales Subversive Democratic Trading ETF
Shareholder Report [Line Items]
Fund Name	Unusual Whales Subversive Democratic Trading ETF
Class Name	Unusual Whales Subversive Democratic Trading ETF
Trading Symbol	NANC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unusual Whales Subversive Democratic Trading ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.subversiveetfs.com/nanc. You can also request this information by contacting us at 1-800-617-0004 or by writing to the Unusual Whales Subversive Democratic Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.subversiveetfs.com/nanc
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Democratic Trading ETF	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 20.04% and the S&P 500® Index returned 17.60%. The Fund was weighted towards growth and large caps stock with an overweight position in Technology, Communications and Healthcare, and an underweight position in Financials and Industrials relative to the S&P 500®. The portfolio skewed throughout the year heavily towards Informational Technology, Communications and Healthcare and was weighted about 94% towards large cap stocks.

Positioning

Top Contributors

The Fund is a non-diversified strategy and there was some concentration in the top 10 holdings with Nvidia consistently throughout the period representing about 10% of the portfolio. In addition, the Fund held large weightings in Microsoft at nearly 8%, and Amazon. Artivion also contributed meaningfully. These top holdings were strong performers and contributed to the Fund’s performance.

Top Detractors

Companies that were headwinds for performance included JP Morgan, Walmart and Sweetgreen.

The Fund, which is active, focuses on stocks that have been identified by the fund's portfolio managers as having greater trading activity by Democratic members of Congress. Repeated buy and sell patterns are then also cross referenced against the Democratic members' committee roles and/or also further validated by other members of Congress to identify transaction patterns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended September 30, 2025	1 Year	Since Inception (2/6/2023)
Unusual Whales Subversive Democratic Trading ETF	20.04%	25.17%
S&P 500® Index	17.60%	21.96%

Performance Inception Date	Feb. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at https://subversiveetfs.com/nanc/ or upon request at (877) 291-4040.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.subversiveetfs.com/nanc for more recent performance information.
Net Assets	$ 255,228,000
Holdings Count | Holdings	150
Advisory Fees Paid, Amount	$ 1,556,261
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$255,228
Number of Holdings	150
Total Advisory Fee	$1,556,261
Portfolio Turnover Rate	10%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	10.4
Microsoft Corp.	7.9
Alphabet, Inc. - Class C	4.9
Amazon.com, Inc.	4.8
Apple, Inc.	4.0
Artivion, Inc.	3.2
American Express Co.	3.0
Salesforce, Inc.	3.0
Philip Morris International, Inc.	3.0
Netflix, Inc.	2.8

Material Fund Change [Text Block]

How has the Fund Changed?

The Fund has adopted the performance of the Unusual Whales Subversive Democratic Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. All historical financial information and other information relating to the Fund for the period prior to the closing of the Reorganization is that of the Predecessor Fund.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust 1, including the Fund..

Updated Prospectus Phone Number	(877) 291-4040
Updated Prospectus Web Address	https://subversiveetfs.com/nanc/
Unusual Whales Subversive Republican Trading ETF
Shareholder Report [Line Items]
Fund Name	Unusual Whales Subversive Republican Trading ETF
Class Name	Unusual Whales Subversive Republican Trading ETF
Trading Symbol	GOP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Unusual Whales Subversive Republican Trading ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.subversiveetfs.com/gop. You can also request this information by contacting us at 1-800-617-0004 or by writing to the Unusual Whales Subversive Republican Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.subversiveetfs.com/gop
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unusual Whales Subversive Republican Trading ETF	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended September 30, 2025, the Fund returned 16.65% and the S&P 500® Index returned 17.60%. The Fund was weighted more towards value stocks with an overweight position in Financials, Industrials and Energy, and an underweight position in Technology, Healthcare and Industrials relative to the S&P 500®. The portfolio also held a 4.7% position in the iShares Bitcoin Trust.

Positioning

Throughout the year, the portfolio skewed towards value with an emphasis on Financials, and was about 87% exposed to large cap stocks.

Top Contributors

The Fund is a non-diversified strategy and holdings in Comfort Systems, which was about 3.73% position throughout the year, was the largest contributor to the Fund. Meaningful contribution also came from JP Morgan and the iShares Bitcoin Trust.

Top Detractors

Companies that were headwinds for performance included Bath & Body Works, Insights and Enterprises, Inc.  and ASML Holdings.

The Fund, which is active, focuses on stocks that have been identified by the portfolio managers as having greater trading activity by Republican members of Congress. Repeated buy and sell patterns are then also cross referenced against the Republican members' committee roles  and/or also further validated by other members of Congress to identify transaction patterns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended September 30, 2025	1 Year	Since Inception (2/6/2023)
Unusual Whales Subversive Republican Trading ETF	16.65%	15.91%
S&P 500® Index	17.60%	21.96%

Performance Inception Date	Feb. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at https://subversiveetfs.com/gop/ or upon request at (877) 291-4040.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.subversiveetfs.com/gop for more recent performance information.
Net Assets	$ 59,115,000
Holdings Count | Holdings	141
Advisory Fees Paid, Amount	$ 363,640
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$59,115
Number of Holdings	141
Total Advisory Fee	$363,640
Portfolio Turnover Rate	16%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Comfort Systems USA, Inc.	5.3
JPMorgan Chase & Co.	4.9
iShares Bitcoin Trust ETF	4.7
NVIDIA Corp.	3.5
Intel Corp.	2.7
Arista Networks, Inc.	2.6
AT&T, Inc.	2.6
Allstate Corp.	2.2
National Fuel Gas Co.	2.0
Chevron Corp.	2.0

Material Fund Change [Text Block]

How has the Fund Changed?

The Fund has adopted the performance of the Unusual Whales Subversive Republican Trading ETF, a series of Series Portfolios Trust (the “Predecessor Fund”), as the result of a reorganization of the Predecessor Fund into the Fund on December 30, 2024 (the “Reorganization”). The Predecessor Fund had the same investment objective and substantially similar principal investment strategies as the Fund. All historical financial information and other information relating to the Fund for the period prior to the closing of the Reorganization is that of the Predecessor Fund.

The Fund also changed its ticker symbol from KRUZ to GOP during the reporting period.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust 1, including the Fund.

Updated Prospectus Phone Number	(877) 291-4040
Updated Prospectus Web Address	https://subversiveetfs.com/gop/